BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2023
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Foreign currencies

Exchange rates

The Group operates in many countries and earns revenues and incurs costs in many currencies. The results of the Group, as reported in Sterling, are affected by movements in exchange rates between Sterling and other currencies. Average exchange rates prevailing during the period, as modified by specific transaction rates for large transactions, are used to translate the results and cash flows of overseas subsidiaries into Sterling. Period-end rates are used to translate the net assets of those entities. The principal currencies and relevant exchange rates in the key markets where the Group operates are shown below.

	Average rates		Period-end rates
	Six months ended 30 June 2023	Six months ended 30 June 2022	As at 30 June 2023	As at 31 December 2022
USD/£	1.23	1.30	1.26	1.20
Euro/£	1.14	1.19	1.17	1.13
CNY/£	8.59	8.38	9.19	8.31

Going concern

Going concern

The Directors have reviewed the Group’s cash flow forecasts, financial position and exposure to principal risks and have formed the view that the Group will generate sufficient cash to meet its ongoing requirements for at least 12 months from the date the condensed consolidated interim financial statements have been authorised. At 30 June 2023, the Group had cash and cash equivalents, net of bank overdrafts, of £461m and undrawn credit facilities of $1.4bn and £1bn with initial maturity dates of September 2023 and September 2025, respectively. As a result, the Directors believe that it is appropriate to adopt the going concern basis of accounting in preparing the Group’s condensed consolidated interim financial statements.

Judgements and estimates

Judgements and estimates

In preparing the condensed consolidated interim financial statements, management is required to make judgements about when or how items should be recognised in the condensed consolidated interim financial statements and estimates and assumptions that affect the amounts of assets and liabilities, income and expenses reported in the condensed consolidated interim financial statements. Actual amounts and results could differ from these estimates.

The critical areas of accounting estimates and judgements are the same as those disclosed in the published Group consolidated financial statements and related notes as at and for the year ended 31 December 2022.

Recent accounting developments

Recent accounting developments

On 20 June 2023, the UK Finance Bill was substantively enacted in the UK, including legislation to implement the OECD Pillar Two income taxes for periods beginning on or after 1 January 2024. The Group is currently evaluating the future impact of this legislation. On 19 July 2023 the UK Endorsement Board adopted the temporary, mandatory deferred tax exception to IAS 12, as issued by the IASB in May 2023. The exception has been applied and the Group has neither recognised nor disclosed information about deferred tax assets or liabilities relating to Pillar Two income taxes.

Other than the above, new standards or amendments to standards that have been issued by the IASB and are effective from 1 January 2023 were not material to the Group. All new accounting standards, amendments to accounting standards and interpretations that have been published by the IASB and are not effective for 30 June 2023 reporting periods, have not been early adopted by the Group. These standards, amendments or interpretations are not expected to have a material impact on the entity in the current or future reporting periods.